Contingencies	12 Months Ended
Jan. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingencies

34	Contingencies

Contingent Liabilities

The Group has entered into a number of trade guarantee arrangements in the normal course of business totalling $0.7m (2019: $1.2m)

In the prior year, a shareholder lodged a court Action against the Group claiming they did not receive the correct number of shares in the Group on completion of the merger between Naked Inc. and Bendon Limited to form Naked Brand Group Limited in the prior year. The Group has sought to have this claim dismissed by the Court on the basis that the Group had no contract with the shareholder and that the shareholder did not have a possessory right over a certain number of shares in the Group. No provision has been made for this in these financial statements.

On March 24, 2020, Timothy Connell filed a complaint against Naked Brand Group Limited, a subsidiary of ours, and Mr. Davis-Rice, alleging, among other things, that certain shares issued to him in satisfaction of a debt were not registered for resale as promised. Mr. Connell seeks rescission of the transaction. Our management intends to defend the action vigorously. Nothing has been provided as management believe this debt has been settled.